HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

333-151805                               HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

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Supplement dated June 27, 2011 to your Prospectus

FUND CLOSURE

JPMORGAN SMALL CAP GROWTH FUND – CLASS A

JPMorgan Small Cap Growth Fund Sub-Account is closed to Contracts issued on or after August 12, 2011.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.